Assets and Liabilities - Cash - Schedule of Cash Balance Denominated in Foreign Currencies (Details) - DKK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Balance Denominated In Foreign Currencies [Line Items]
Total cash	kr 102,255	kr 726,929
DKK
Disclosure Of Cash Balance Denominated In Foreign Currencies [Line Items]
Total cash	53,291	483,862
EUR
Disclosure Of Cash Balance Denominated In Foreign Currencies [Line Items]
Total cash	4,070	644
USD
Disclosure Of Cash Balance Denominated In Foreign Currencies [Line Items]
Total cash	43,340	241,353
CHF
Disclosure Of Cash Balance Denominated In Foreign Currencies [Line Items]
Total cash	662	18
GBP
Disclosure Of Cash Balance Denominated In Foreign Currencies [Line Items]
Total cash	kr 892	kr 1,052